Equity - Schedule of Amounts Managed as Capital (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Schedule of Amounts Managed as Capital [Abstract]
Non- current borrowings	$ (1,189,994)	$ (1,011,746)
Current borrowings	(396,206)	(1,728,190)	$ (63,712)
Cash and cash equivalents	4,674,586	246,377
Net debt	(3,599,944)	2,493,559
Total equity	$ 25,218,887	$ 15,979,125
Net debt to equity ratio	(14.27%)	15.61%